SUPPLEMENT

DATED OCTOBER 12, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2012

FOR THE HARTFORD TOTAL RETURN BOND FUND (THE “SAI”)

Effective immediately the above referenced SAI is revised as follows:

Under the heading “Custodian,” the paragraph is deleted in its entirety and replaced with the following:

Portfolio securities of the Fund are held pursuant to a separate Master Custodian Contract between the Company and JPMorgan Chase Bank, N.A., 4 New York Plaza, Floor 12 New York, NY, 10004-2413.

This Supplement should be retained with your SAI for future reference.

October 2012